Intangible and Other Long-Term Assets (Details) - Schedule of reconciliation between the opening and closing balances - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation Between the Opening and Closing Balances [Abstract]
Balance	$ 2,312,569	$ 2,322,956
Additions	0	0
Cancellations	0	0
Adjustment effect of the year	12,686	(10,387)
Balance	2,325,255	2,312,569
Original Value [Member]
Schedule of Reconciliation Between the Opening and Closing Balances [Abstract]
Balance	4,585,728	4,719,347
Additions	10,609	10,520
Cancellations	(2,505)	(128,785)
Adjustment effect of the year	787	(15,354)
Balance	4,594,619	4,585,728
Accumulated amortization [Member]
Schedule of Reconciliation Between the Opening and Closing Balances [Abstract]
Balance	(2,273,159)	(2,396,391)
Additions	(10,609)	(10,520)
Cancellations	2,505	128,785
Adjustment effect of the year	11,899	4,967
Balance	$ (2,269,364)	$ (2,273,159)